Insurance and Reinsurance Contract Assets and Liabilities - Potential Impact Arising from Changes to Non-Economic Assumptions on Long Term Care (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Translation rate	1.3707	1.4382
Translation rate potential impacts on net income, OCI and total comprehensive OCI	1.3939	1.3987
2% adverse change in future mortality rates, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	$ (300)	$ (300)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	0
Total comprehensive income attributed to shareholders	0	0
2% adverse change in future mortality rates, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(300)	(300)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	0
Total comprehensive income attributed to shareholders	0	0
5% adverse change in future morbidity incidence rates, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(1,500)	(1,400)
Net income attributed to shareholders	(400)	(500)
Other comprehensive income attributed to shareholders	200	200
Total comprehensive income attributed to shareholders	(200)	(300)
5% adverse change in future morbidity incidence rates, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(1,300)	(1,300)
Net income attributed to shareholders	(300)	(400)
Other comprehensive income attributed to shareholders	200	200
Total comprehensive income attributed to shareholders	(100)	(200)
5% adverse change in future morbidity claims termination rates, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(1,500)	(1,400)
Net income attributed to shareholders	(1,200)	(1,300)
Other comprehensive income attributed to shareholders	400	500
Total comprehensive income attributed to shareholders	(800)	(800)
5% adverse change in future morbidity claims termination rates, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(1,300)	(1,300)
Net income attributed to shareholders	(1,000)	(1,100)
Other comprehensive income attributed to shareholders	400	400
Total comprehensive income attributed to shareholders	(600)	(700)
10% adverse change in future policy termination rates, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(400)	(400)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	100
Total comprehensive income attributed to shareholders	0	100
10% adverse change in future policy termination rates, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(300)	(400)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	100
Total comprehensive income attributed to shareholders	0	100
5% increase in future expense levels, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(100)	(100)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	0
Total comprehensive income attributed to shareholders	0	0
5% increase in future expense levels, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(100)	(100)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	0
Total comprehensive income attributed to shareholders	$ 0	$ 0